CAPITAL STRUCTURE AND FINANCIAL ITEMS - DERIVATIVE FINANCIAL INSTRUMENTS - Hedging Activities (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		DKK 57,538	DKK 60,467
Positive fair value at year-end		2,487	580
Negative fair value at year-end		309	2,578
Time value of currency options (hedge accounting not applied)		34	2
Derivative financial instruments (current assets)		2,304	529
Derivative financial instruments (current liabilities)		309	2,578
Cash at bank		183	51
Reclassification adjustments on cash flow hedges, net of tax		1,955	682	DKK 2,216
Cash flow hedges, deferred gains/(losses) incurred during the period		1,987	(1,911)	DKK (681)
Currency options | GBP
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		125
Positive fair value at year-end		1
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax		1,915
Cash flow hedges, deferred gains/(losses) incurred during the period		2,027	40
Cash flow hedges | Forecast
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	DKK 40
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		40,950	46,649
Positive fair value at year-end		1,886	215
Negative fair value at year-end		45	2,191
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		33,273	36,579
Positive fair value at year-end		1,664	16
Negative fair value at year-end		8	2,081
Cash flow hedges | Forward contracts | CNH, JPY, GBP and Other Currencies
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		7,677	10,070
Positive fair value at year-end		222	199
Negative fair value at year-end		37	110
Cash flow hedges | Currency options
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		2,264	778
Positive fair value at year-end		186	61
Negative fair value at year-end		0	0
Amount deferred for realisation		183
Cash flow hedges | Currency options | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		2,152	588
Positive fair value at year-end		180	50
Negative fair value at year-end		0	0
Cash flow hedges | Currency options | JPY
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		112	190
Positive fair value at year-end		6	11
Negative fair value at year-end		0	0
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		14,199	13,040
Positive fair value at year-end		380	302
Negative fair value at year-end		264	387
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		11,519	9,953
Positive fair value at year-end		260	223
Negative fair value at year-end		239	300
Fair value hedges | Forward contracts | CNH, JPY, GBP and Other Currencies
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end		2,680	3,087
Positive fair value at year-end		120	79
Negative fair value at year-end		25	87
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability		264	387
Recognised in Other comprehensive income, liability		45	2,191
Derivative financial instruments | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, liability		45	2,191
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset		415	304
Recognised in Other comprehensive income, asset		2,072	276
Derivative financial instruments | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset		DKK 2,072	DKK 276